Related Party Information (Tables)	3 Months Ended
Mar. 31, 2014
Related Party Transactions [Abstract]
Schedule of Related Party Transactions

These transactions with the Fiat Group are reflected on the Company’s condensed consolidated statements of operations as follows:

	Three Months Ended March 31,
	2014	2013
Net sales	$247	$220

Cost of goods sold	$120	$111

Selling, general and administrative expenses	$52	$53

	March 31, 2014	December 31, 2013
Trade receivables	$35	$36

Trade payables	$178	$178

These transactions primarily affected revenues, finance and interest income, cost of goods sold, trade receivables and payables and are presented as follows:

	Three Months Ended March 31,
	2014	2013
	(in millions)
Net sales	$208	$189

Cost of goods sold	$124	$129

	March 31, 2014	December 31, 2013
	(in millions)
Trade receivables	$97	$83

Trade payables	$144	$162